   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 19, 1995


                                         SECURITIES ACT REGISTRATION NO. 2-75128
                                INVESTMENT COMPANY ACT REGISTRATION NO. 811-3326
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        /X/

                          PRE-EFFECTIVE AMENDMENT NO.                        / /


                        POST-EFFECTIVE AMENDMENT NO. 21                      /X/


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 22                             /X/

                        (Check appropriate box or boxes)
                            ------------------------

                          PRUDENTIAL EQUITY FUND, INC.
               (Exact name of registrant as specified in charter)

                               ONE SEAPORT PLAZA,
                            NEW YORK, NEW YORK 10292
              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 214-1250

                               S. JANE ROSE, ESQ.
                               ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292

               (Name and Address of Agent for Service of Process)

                 Approximate date of proposed public offering:

                   As soon as practicable after the effective
                      date of the Registration Statement.

             It is proposed that this filing will become effective
                            (check appropriate box):

                       / / immediately upon filing pursuant to paragraph (b)

                       / / on (date) pursuant to paragraph (b)

                       / / 60 days after filing pursuant to paragraph (a)(1)


                        /X/ on March 4, 1996 pursuant to paragraph (a)(1)


                       / / 75 days after filing pursuant to paragraph (a)(2)

                       / / on (date) pursuant to paragraph (a)(2) of Rule 485

                If appropriate, check the following box:

                       / / this post-effective amendment designates a new
                           effective date for a previously filed post-effective amendment.


    Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously registered an indefinite number of shares of its Common Stock, par value $.01 per share. The Registrant will file a notice under such Rule for its fiscal year ending December 31, 1995 on or before February 29, 1996.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                    LOCATION
-----------------------------------------------  ----------------------------------
PART A
Item     1.  Cover Page........................  Cover Page
Item     2.  Synopsis..........................  Fund Expenses; Fund Highlights
Item     3.  Condensed Financial Information...  Fund Expenses; Financial
                                                 Highlights; How the Fund
                                                 Calculates Performance
Item     4.  General Description of
             Registrant........................  Cover Page; Fund Highlights; How
                                                 the Fund Invests; General
                                                 Information
Item     5.  Management of Fund................  Financial Highlights; How the Fund
                                                 is Managed; General Information
Item     6.  Capital Stock and Other
             Securities........................  Taxes, Dividends and
                                                 Distributions; General Information
Item     7.  Purchase of Securities Being
             Offered...........................  Shareholder Guide; How the Fund
                                                 Values its Shares
Item     8.  Redemption or Repurchase..........  Shareholder Guide; How the Fund
                                                 Values its Shares; General
                                                 Information
Item     9.  Pending Legal Proceedings.........  Not Applicable

PART B
Item    10.  Cover Page........................  Cover Page
Item    11.  Table of Contents.................  Table of Contents
Item    12.  General Information and History...  General Information and History
Item    13.  Investment Objectives and
             Policies..........................  Investment Objective and Policies;
                                                 Investment Restrictions
Item    14.  Management of the Fund............  Directors and Officers; Manager;
                                                 Distributor
Item    15.  Control Persons and Principal
             Holders of Securities.............  Not Applicable
Item    16.  Investment Advisory and Other
             Services..........................  Manager; Distributor; Custodian,
                                                 Transfer and Dividend Disbursing
                                                 Agent and Independent Accountants
Item    17.  Brokerage Allocation and Other
             Practices.........................  Portfolio Transactions and
                                                 Brokerage
Item    18.  Capital Stock and Other
             Securities........................  Not Applicable
Item    19.  Purchase, Redemption and Pricing
             of Securities Being Offered.......  Purchase and Redemption of Fund
                                                 Shares; Shareholder Investment
                                                 Account; Net Asset Value
Item    20.  Tax Status........................  Dividends, Distributions and Taxes
Item    21.  Underwriters......................  Distributor
Item    22.  Calculation of Performance Data...  Performance Information
Item    23.  Financial Statements..............  Financial Statements

PART C
        Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

    The Prospectuses, as supplemented, are incorporated herein by reference in their entirety from Post-Effective Amendment No. 20 to Registrant's Registration Statement (File No. 2-75128) filed on October 26, 1995. The Statement of Additional Information, as supplemented, is incorporated herein by reference in its entirety from Post-Effective Amendment No. 20 to Registrant's Registration Statement (File No. 2-75128) filed on October 26, 1995.

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS:

    (1) Financial statements included in the Prospectus constituting Part A of this Registration Statement:
       Financial Highlights

    (2) Financial statements included in the Statement of Additional Information constituting Part B of this Registration Statement:

       Portfolio of Investments at December 31, 1994 and the six months ended June 30, 1995 (unaudited).

       Statement of Assets and Liabilities at December 31, 1994 and June 30, 1995 (unaudited).

       Statement of Operations for the year ended December 31, 1994 and the six months ended June 30, 1995 (unaudited).

       Statement of Changes in Net Assets for the years ended December 31, 1994 and December 31, 1993 and the six months ended June 30, 1995 (unaudited).

       Notes to Financial Statements.

       Financial Highlights.

       Report of Independent Accountants.

(B) EXHIBITS:

    1. Articles of Restatement, incorporated by reference to Exhibit No. 1 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No. 2-75128).

    2. By-Laws, incorporated by reference to Exhibit 2(c) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on May 9, 1994 (File No. 2-75128).

    4. (a) Specimen stock certificate for Class B shares issued by the Registrant, incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 2-75128).

       (b) Specimen stock certificate for Class A shares issued by the Registrant, incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 2-75128).

       (c) Instruments Defining Rights of Shareholders, incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on March 2, 1994 (File No. 2-75128).

    5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 2-75128).

       (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to
       Exhibit 5(b) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 2-75128).

    6. (a) Selected Dealer Agreement, incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File No. 2-75128).

       (b) Distribution Agreement for Class A shares, incorporated by reference to Exhibit No. 6(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No 2-75128).

       (c) Distribution Agreement for Class B shares, incorporated by reference to Exhibit No. 6(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No 2-75128).

       (d) Distribution Agreement for Class C shares, incorporated by reference to Exhibit No. 6(d) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No 2-75128).


       (e) Form of Distribution Agreement for Class Z shares, incorporated by reference to Exhibit No. 6(e) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed via EDGAR on October 26, 1995 (File No. 2-75128).


    8. Custodian Agreement between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-75128).

    9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to
       Exhibit 9(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 2-75128).

    10. Opinion of Sullivan & Cromwell, incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 2-75128).

    11. Consent of Independent Accountants.*

    13. Investment Representation Letter, incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 2-75128).

    15. (a) Distribution and Service Plan for Class A shares, incorporated by reference to Exhibit No. 15(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No. 2-75128).

       (b) Distribution and Service Plan for Class B shares, incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No 2-75128).

       (c) Distribution and Service Plan for Class C shares, incorporated by reference to Exhibit No. 15(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No 2-75128).

    16. (a) Schedule of Computation of Performance Quotations for Class B Shares, incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 2-75128).

       (b) Schedule of Computation of Performance Quotations for Class A Shares, incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-75128).

       (c) Schedule of Calculation of Aggregate Total Return for Class A and Class B shares, incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 2-75128).


    17. Financial Data Schedules, filed as Exhibit No. 17 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed via EDGAR on October 26, 1995 (File No. 2-75128).



    18. Form of Rule 18f-3 Plan, incorporated by reference to Exhibit No. 18 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed via EDGAR on October 26, 1995 (File No. 2-75128).

------------------------
 *Filed herewith.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    No person is controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


    As of December 1, 1995, there were 120,287, 229,834 and 2,551 record holders of Class A, Class B and Class C shares of common stock, $.01 par value per share, issued by the Registrant, respectively.


ITEM 27.  INDEMNIFICATION.

    As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VI of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibits 6(b),
(c) and (d) to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised, that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

    The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

    Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the
Registration Statement) limit the liability of Prudential Mutual Fund Management, Inc. (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

(A) PRUDENTIAL MUTUAL FUND MANAGEMENT, INC.

    See "How the Fund is Managed -- Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).

    The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is One Seaport Plaza, New York, NY 10292.


NAME AND ADDRESS           POSITION WITH PMF                           PRINCIPAL OCCUPATIONS
-------------------------  ---------------------  ----------------------------------------------------------------
Brendan D. Boyle           Executive Vice         Executive Vice President, Director of Marketing and Director,
                           President, Director      PMF; Senior Vice President, Prudential Securities Incorporated
                           of Marketing and         (Prudential Securities); Chairman and Director, Prudential
                           Director                 Mutual Fund Distributors, Inc. (PMFD)

Stephen P. Fisher          Senior Vice President  Senior Vice President, PMF; Senior Vice President, Prudential
                                                    Securities; Vice President, PMFD

Frank W. Giordano          Executive Vice         Executive Vice President, General Counsel, Secretary and
                           President, General       Director, PMF and PMFD; Senior Vice President, Prudential
                           Counsel, Secretary       Securities; Director, Prudential Mutual Fund Services, Inc.
                           and Director             (PMFS)

Robert F. Gunia            Executive Vice         Executive Vice President, Chief Administrative Officer, Chief
                           President, Chief         Financial Officer, Treasurer and Director, PMF; Senior Vice
                           Financial and            President, Prudential Securities; Executive Vice President,
                           Administrative           Chief Financial Officer, Treasurer and Director, PMFD;
                           Officer, Treasurer       Director, PMFS
                           and Director

Theresa A. Hamacher        Director               Director, PMF; Vice President, The Prudential Insurance Company
Prudential Plaza                                    of America (Prudential); Vice President, The Prudential
Newark, NJ 07102                                    Investment Corporation (PIC)

Timothy J. O'Brien         Director               President, Chief Executive Officer, Chief Operating Officer and
Raritan Plaza One                                   Director, PMFD; Chief Executive Officer and Director, PMFS;
Edison, NJ 08837                                    Director, PMF
Richard A. Redeker         President, Chief       President, Chief Executive Officer and Director, PMF; Executive
                           Executive Officer and    Vice President, Director and Member of Operating Committee,
                           Director                 Prudential Securities; Director, Prudential Securities Group,
                                                    Inc. (PSG); Executive Vice President, PIC; Director, PMFD;
                                                    Director, PMFS
S. Jane Rose               Senior Vice            Senior Vice President, Senior Counsel and Assistant Secretary,
                           President, Senior        PMF; Senior Vice President and Senior Counsel, Prudential
                           Counsel and Assistant    Securities
                           Secretary


(B) THE PRUDENTIAL INVESTMENT CORPORATION (PIC)

    See "How the Fund is Managed -- Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.

NAME AND ADDRESS           POSITION WITH PIC                           PRINCIPAL OCCUPATIONS
-------------------------  ---------------------  ----------------------------------------------------------------
William M. Bethke          Senior Vice President  Senior Vice President, Prudential; Senior Vice President, PIC
Two Gateway Center
Newark, NJ 07102
John D. Brookmeyer, Jr.    Senior Vice President  Senior Vice President, Prudential; Senior Vice President and
51 JFK Parkway             and Director             Director, PIC
Short Hills, NJ 07078

NAME AND ADDRESS           POSITION WITH PIC                           PRINCIPAL OCCUPATIONS
-------------------------  ---------------------  ----------------------------------------------------------------
Barry M. Gillman           Director               Director, PIC
Theresa A. Hamacher        Vice President         Vice President, Prudential; Vice President, PIC; Director, PMF
Harry E. Knapp, Jr.        President, Chairman    President, Chairman of the Board, Director and Chief Executive
                           of the Board,            Officer, PIC; Vice President, Prudential
                           Director and Chief
                           Executive Officer
William P. Link            Senior Vice President  Executive Vice President, Prudential; Senior Vice President, PIC
Four Gateway Center
Newark, NJ 07102
Richard A. Redeker         Executive Vice         President, Chief Executive Officer and Director, PMF; Executive
One Seaport Plaza          President                Vice President, Director and Member of Operating Committee,
New York, NY 10292                                  Prudential Securities; Director, PSG; Executive Vice
                                                    President, PIC; Director, PMFD; Director, PMFS
Eric A. Simonson           Vice President and     Vice President and Director, PIC; Executive Vice President,
                           Director                 Prudential
Claude J. Zinngrabe, Jr.   Executive Vice         Vice President, Prudential; Executive Vice President, PIC
                           President

ITEM 29.  PRINCIPAL UNDERWRITERS.


    (a)(i) Prudential Securities Incorporated



    Prudential Securities Incorporated is distributor for Prudential Government Securities Trust (Short-Intermediate Term Series), Prudential Jennison Fund, Inc. and The Target Portfolio Trust, for Class B and Class C shares of Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (except Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund, Prudential Utility Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund) and The BlackRock Government Income Trust. Prudential Securities is also a depositor for the following unit investment trusts:


                      Corporate Investment Trust Fund
                      Prudential Equity Trust Shares
                      National Equity Trust
                      Prudential Unit Trusts
                      Government Securities Equity Trust
                      National Municipal Trust

    (ii) Prudential Mutual Fund Distributors, Inc.


    Prudential Mutual Fund Distributors, Inc. is distributor for Command Government Fund, Command Money Fund, Command Tax-Free Fund, Prudential California Municipal Fund (California Money Market Series), Prudential Government Securities Trust (Money Market Series and U.S. Treasury Money Market Series), Prudential Institutional Liquidity Portfolio, Inc., Prudential-Bache MoneyMart Assets Inc. (d/b/a Prudential MoneyMart Assets), Prudential Municipal Series Fund (Connecticut Money Market Series, Massachusetts Money Market Series, New Jersey Money Market Series and New York Money Market Series), Prudential-Bache Special Money Market Fund, Inc. (d/b/a Prudential Special Money Market
Fund), Prudential-Bache Tax-Free Money Fund, Inc. (d/b/a Prudential Tax-Free Money Fund), and for Class A shares of Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series),
Prudential   Diversified  Bond   Fund,  Inc.,  Prudential   Equity  Fund,  Inc.,

Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (Florida Series, Hawaii Income Series, Maryland Series, Massachusetts Series, Michigan Series, New Jersey Series, North Carolina Series, Ohio Series and Pennsylvania Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund, Prudential Utility Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund) and The BlackRock Government Income Trust.


    (b)(i)    Information  concerning  officers  and  directors  of   Prudential
Securities Incorporated is set forth below.


                                  POSITIONS AND                                    POSITIONS AND
                                  OFFICES WITH                                     OFFICES WITH
NAME(1)                           UNDERWRITER                                      REGISTRANT
------------------------------    ---------------------------------------------    --------------
Robert Golden.................    Executive Vice President and Director            None
One New York Plaza
New York, NY 10292

Alan D. Hogan.................    Executive Vice President, Chief                  None
                                    Administrative Officer and
                                    Director

George A. Murray..............    Executive Vice President and Director            None

Leland B. Paton...............    Executive Vice President and Director            None
One New York Plaza
New York, NY 10292

Martin Pfinsgraff.............    Executive Vice President, Chief Financial        None
                                  Officer and Director

Vincent T. Pica, II...........    Executive Vice President and Director            None
One New York Plaza
New York, NY 10292

Richard A. Redeker............    Executive Vice President and Director            President and
                                                                                   Director

Hardwick Simmons..............    Chief Executive Officer, President and           None
                                    Director

Lee B. Spencer, Jr............    Executive Vice President, Secretary, General     None
                                  Counsel and Director

    (ii) Information concerning the officers and directors of Prudential Mutual Fund
Distributors, Inc. is set forth below.

Joanne Accurso-Soto...........    Vice President                                   None

Dennis Annarumma..............    Vice President, Assistant Treasurer and          None
                                  Assistant Comptroller

Phyllis J. Berman.............    Vice President                                   None

Brendan D. Boyle..............    Chairman and Director                            None

Stephen P. Fisher.............    Vice President                                   None

Frank W. Giordano.............    Executive Vice President, General Counsel,       None
                                  Secretary and Director

                                  POSITIONS AND                                    POSITIONS AND
                                  OFFICES WITH                                     OFFICES WITH
NAME(1)                           UNDERWRITER                                      REGISTRANT
------------------------------    ---------------------------------------------    --------------
Robert F. Gunia...............    Executive Vice President, Chief Financial        Vice President
                                  Officer, Treasurer and Director

Timothy J. O'Brien ...........    President, Chief Executive Officer, Chief        None
Raritan Plaza One                 Operating Officer and Director
Edison, NJ 08837

Richard A. Redeker............    Director                                         Director and
                                                                                   President

Andrew J. Varley .............    Vice President                                   None
Raritan Plaza One
Edison, NJ 08837

------------------------
(1)The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.


    (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102, the Registrant, One Seaport Plaza, New York, New York 10292, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(5),
(6), (7), (9), (10) and (11) and 31a-1(f) will be kept at 751 Broad Street, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

ITEM 31.  MANAGEMENT SERVICES.

    Other than as set forth under the captions "How the Fund is Managed -- Manager" and "How the Fund is Managed -- Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32.  UNDERTAKINGS.

    The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York, on the 15th day of December, 1995.


                              PRUDENTIAL EQUITY FUND, INC.
                              /s/ Richard A. Redeker
          ----------------------------------------------------------------------
                              (RICHARD A. REDEKER, PRESIDENT)

    Pursuant   to  the  requirements  of  the   Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                            TITLE                           DATE
-----------------------------------  ------------------------  -----------------
/s/ Richard A. Redeker               President and Director    December 15, 1995
----------------------------------
RICHARD A. REDEKER

/s/ Edward D. Beach                  Director                  December 15, 1995
----------------------------------
EDWARD D. BEACH

/s/ Eugene C. Dorsey                 Director                  December 15, 1995
----------------------------------
EUGENE C. DORSEY

/s/ Delayne D. Gold                  Director                  December 15, 1995
----------------------------------
DELAYNE D. GOLD

/s/ Harry A. Jacobs, Jr.             Director                  December 15, 1995
----------------------------------
HARRY A. JACOBS, JR.

/s/ Thomas T. Mooney                 Director                  December 15, 1995
----------------------------------
THOMAS T. MOONEY

/s/ Thomas H. O'Brien                Director                  December 15, 1995
----------------------------------
THOMAS H. O'BRIEN

/s/ Nancy Hays Teeters               Director                  December 15, 1995
----------------------------------
NANCY HAYS TEETERS

/s/ Eugene S. Stark                  Principal Financial and   December 15, 1995
----------------------------------     Accounting Officer
EUGENE S. STARK

                                 EXHIBIT INDEX

    1. Articles of Restatement, incorporated by reference to Exhibit No. 1 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No. 2-75128).

    2. By-Laws, incorporated by reference to Exhibit 2(c) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on May 9, 1994 (File No. 2-75128).

    4. (a) Specimen stock certificate for Class B shares issued by the Registrant, incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 2-75128).

       (b) Specimen stock certificate for Class A shares issued by the Registrant, incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 2-75128).

       (c) Instruments Defining Rights of Shareholders, incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on March 2, 1994 (File No. 2-75128).

    5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 2-75128).

       (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to
       Exhibit 5(b) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 2-75128).

    6. (a) Selected Dealer Agreement, incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File No. 2-75128).

       (b) Distribution Agreement for Class A shares, incorporated by reference to Exhibit No. 6(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No. 2-75128).

       (c) Distribution Agreement for Class B shares, incorporated by reference to Exhibit No. 6(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No. 2-75128).

       (d) Distribution Agreement for Class C shares, incorporated by reference to Exhibit No. 6(d) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No. 2-75128).


       (e) Form of Distribution Agreement for Class Z shares, incorporated by reference to Exhibit No. 6(e) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed via EDGAR on October 26, 1995 (File No. 2-75128).


    8. Custodian Agreement between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-75128).

    9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to
       Exhibit 9(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 2-75128).

    10. Opinion of Sullivan & Cromwell, incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 2-75128).

    11. Consent of Independent Accountants.*

    13. Investment Representation Letter, incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 2-75128).

    15. (a) Distribution and Service Plan for Class A shares, incorporated by reference to Exhibit No. 15(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No. 2-75128).

       (b) Distribution and Service Plan for Class B shares, incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No. 2-75128).

       (c) Distribution and Service Plan for Class C shares, incorporated by reference to Exhibit No. 15(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed via EDGAR on February 28, 1995 (File No. 2-75128).

    16. (a) Schedule of Computation of Performance Quotations for Class B Shares, incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 2-75128).

       (b) Schedule of Computation of Performance Quotations for Class A Shares, incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-75128).

       (c) Schedule of Calculation of Aggregate Total Return for Class A and Class B shares, incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 2-75128).


    17. Financial Data Schedules, filed as Exhibit No. 17 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed via EDGAR on October 26, 1995 (File No. 2-75128).



    18. Form of Rule 18f-3 Plan, incorporated by reference to Exhibit No. 18 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed via EDGAR on October 26, 1995 (File No. 2-75128).

------------------------
 *Filed herewith.